Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Schedule of related party transactions
		Year ended December 31,
		2013	2014
Balance Sheet
Due from a related party - Dryships Inc.		-	117,219
Due from related party - Total		-	117,219

Due to related parties - Cardiff Drilling Inc.		-	4,287
Due to related parties - Azara Services S.A.		-	4,000
Due to related parties - Basset Holding Inc.		-	3,000

Due to related parties - Total		-	11,287

Advances for drillships under construction and related costs		$1,185	$1,546
Drilling rigs, drillships, machinery and equipment, net		$5,692	$2,885

		Year ended December 31,
Statement of Operations	2012	2013	2014
Service Revenue, net - Cardiff Marine Inc.	$6,193	$-	$-
Service Revenue, net - Cardiff Drilling Inc.	-	10,786	16,826
General and administrative expenses:

-Vivid Finance Limited	10,768	16,623	13,153
-Azara Services S.A	-	5,000	9,000
-Basset Holding Inc.	2,676	4,200	8,191
-Amortization of CEO's stock based compensation	-	$1,358	2,316
Interest income- Dryships Inc	$-	-	$1,164